Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	42,000,000	42,000,000	42,000,000
Common stock, shares issued	24,103,196	24,102,866	22,941,157
Common stock, shares outstanding	24,103,196	24,102,866	22,941,157
Other liabilities and accrued expenses	$ 390,858	$ 998,622	$ 180,522